RELATED PARTY TRANSACTIONS - (Narrative) (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2013	Apr. 01, 2013	Mar. 01, 2012	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 ft²
Transactions With Third Party [Line Items]
Free rental space | ft²							220
Office Building Lease				$ 169	$ 174	$ 175
Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Lease period			10 years
Tianquan Vincent Mo [Member] | Lease Expense [Member]
Transactions With Third Party [Line Items]
Office Building Lease				169	174	175
Beihai Silver Beach [Member]
Transactions With Third Party [Line Items]
Lease period		10 years
Beihai Silver Beach [Member] | Management Services [Member]
Transactions With Third Party [Line Items]
Service fee incurred				$ 470	$ 700	537
Beihai Silver Beach [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred						110
Wall Street Global Training Center [Member]
Transactions With Third Party [Line Items]
Training service fee						250
Upsky San Francisco [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred				$ 20	$ 7	21
Guangxi Wharton [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred						$ 16
Upsky Long Island [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred				$ 116	$ 203
Upsky Lighthouse Hotel [Member] | Hotel Operating Costs [Member]
Transactions With Third Party [Line Items]
Service fee incurred				$ 1
Domain [Member] | Che Tian Xia Company [Member]
Transactions With Third Party [Line Items]
Related party transaction, domain name use period	5 years
Nanning Xuyin [Member] | Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Entity owned percentage				80.00%
Guilin Bank [Member] | Tianquan Vincent Mo [Member]
Transactions With Third Party [Line Items]
Shares hold by entity | shares				73,430,061